 As filed with the U.S. Securities and Exchange Commission on May 7, 2026

1933 Act File No. 333-195493
1940 Act File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	607	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	610	[X]

EA Series Trust
(Exact Name of Registrant as Specified in Charter)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
 Michael D. Barolsky
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and Address of Agent for Service)
 Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 6, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 577 (the “Amendment”) to its Registration Statement (filed on January 27, 2026) with respect to its series, the TRIAD Total Return Income and Downside Protection ETF until June 6, 2026. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 606 to the Trust’s Registration Statement, which was filed on May 4, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the Village of Oak Park, State of Illinois, on May 7, 2026.

EA SERIES TRUST

By: /s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on May 7, 2026.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Attorney-in-Fact
* (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 493 to the Registrant’s registration statement on May 30, 2025.)